Shareholder Report, Holdings (Details) - C000032303	Jun. 30, 2024
Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.40%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%